Shareholders' Equity (Share Option Plan) (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax		25.00%
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			500,000
Additional shares authorized	600,000